LOANS (Tables)	12 Months Ended
Dec. 31, 2025
LOANS
Schedule of Accounts Receivables
	Current		Non-Current		Total
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Advance Receivables	730,185	594,403	-	-	730,185	594,403
Loans Bank	1,995,825	1,723,207	-	-	1,995,825	1,723,207
TOTAL	2,726,010	2,317,609	-	-	2,726,010	2,317,609

Schedule of Advance Receivables
	12/31/2025	Interest Paid	Interest Provision	12/31/2024
PREMIER	711,262	-	133,673	577,589
RDF SOLUÇÕES FINANCEIRAS	5,242	-	584	4,658
ML BANK SECURITIZADORA S/A	13,681	-	1,525	12,156
TOTAL	730,185		97,574	594,403

Schedule of Loans from Bank
	12/31/2025	Acquisition	Interest Paid	Interest Provision	Payments	12/31/2024
Loans Bank	1,995,825		-	499,435		1,723,207